FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

February 9, 2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      13
                                                ---------------
Form 13F Information Table Value Total:         $       180,002
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                          Form 13-F Information Table
                            as of December 31, 2004


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AON                         com            037389103      15,628     655,000  SH        Sole    0          655,000
COMCAST CORP Class A        com            20030N101       1,130      33,967  SH        Sole    0           33,967
COMCAST CORP SpecialClssA   com            20030N200      18,784     572,000  SH        Sole    0          572,000
Disney                      com            254687106      12,732     458,000  SH        Sole    0          458,000
FEDEX CORP                  com            31428X106      19,994     203,000  SH        Sole    0          203,000
General Motors Corporation  com            370442105      16,024     400,000  SH        Sole    0          400,000
KONNKLIJKEPHILIPSELECTRSNV  com            500472303      20,008     755,000  SH        Sole    0          755,000
Level 3 Communications      com            52729N100      15,933   4,700,000  SH        Sole    0        4,700,000
VIVENDI UNIVERSAL           com            92851S204      18,761     585,000  SH        Sole    0          585,000
WASTE MGMT INC DEL          com            94106L109      20,988     701,000  SH        Sole    0          701,000
FAIRFAX FINL HLDGS LTD      sub vtg com    303901102      10,194      60,500  SH        Sole    0           60,500
FAIRFAX FINL HLDGS LTD      sub vtg com    303901593       3,362      20,000  SH        Sole    0           20,000
TELEPHONE + DATA SYS INC    com            879433100       6,464      84,000  sh        Sole    0           84,000
                                                         180,002   9,227,467                             9,227,467



